UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment / /; Amendment Number:  _______

      This Amendment (Check only one): / /   is a restatement.
                                       / /   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Newcastle Partners, L.P.
Address:    300 Crescent Court, Suite 1110
            Dallas, Texas 75201

Form 13F File Number: 28-11174

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mark E. Schwarz
Title:      Managing Member of General Partner of General Partner
Phone:      (214) 661-7474

Signature, Place, and Date of Signing:

/s/ Mark E. Schwarz, Dallas, Texas, August 12, 2005


Report Type (Check only one):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                        1
                                               ____________

Form 13F Information Table Entry Total:                  46
                                               ____________

Form 13F Information Table Value Total:        $    479,991
                                               ____________
                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


          No.        Form 13F File Number       Name

          1          28-11175                   Mark E. Schwarz

                                                 FORM 13F INFORMATION TABLE


   COLUMN 1                  COLUMN 2  COLUMN 3  COLUMN 4        COLUMN 5           COLUMN 6    COLUMN 7           COLUMN 8
   --------                  --------  --------  --------        --------           --------    --------           --------
                                                                                                              VOTING  AUTHORITY
                             TITLE OF             VALUE     SHRS OR   SH/   PUT/   INVESTMENT    OTHER
  NAME OF ISSUER              CLASS      CUSIP   (X$1000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED   NONE
  --------------              -----      -----   --------   -------   ---   ----   ----------   --------     ----    ------   ----

AMERICA SVC GROUP INC        COM       02364L109      238     15,000  SH            OTHER            1       0          15,000  0

AMERICAN LOCKER GROUP        COM       027284108      133     25,947  SH            OTHER            1       0          25,947  0

APPLIED SIGNAL TECHNOLOGY
 IN                          COM       038237103      333     17,500  SH            OTHER            1       0          17,500  0

ASK JEEVES INC.              COM       045174109   34,395  1,138,900  SH            OTHER            1       0       1,138,900

AVIALL INC NEW               COM       05366B102      790     25,000  SH            OTHER            1       0          25,000  0

BELL INDS INC                COM       078107109      927    404,599  SH            OTHER            1       0         404,599  0

BELO CORP                    COM
                             SER A     080555105   24,606  1,026,500  SH            OTHER            1       0       1,026,500  0

BERKSHIRE HATHAWAY
 INC DEL                     CL A      084670108    3,340         40  SH            OTHER            1       0              40  0

BERKSHIRE HATHAWAY
 INC DEL                     CL B      084670207      370        133  SH            OTHER            1       0             133  0

CATALINA MARKETING CORP      COM       148867104   32,700  1,286,900  SH            OTHER            1       0       1,286,900  0

CRONOS GROUP S A             SHS       L20708100    1,092     95,000  SH            OTHER            1       0          95,000  0

CROSS A T CO                 CL A      227478104      639    150,000  SH            OTHER            1       0         150,000  0

DATASCOPE CORP               COM       238113104      257      7,700  SH            OTHER            1       0           7,700  0

DAVE & BUSTERS INC           COM       23833N104    6,987    378,900  SH            OTHER            1       0         378,900  0

DREYERS GRAND ICE CREAM HL I COM A     261877104   40,700    500,000  SH            OTHER            1       0         500,000  0
                             CALL PUT

FEDERAL SIGNAL CORP          COM       313855108    4,170    267,300  SH            OTHER            1       0         267,300  0




FLYI INC                     COM       34407T104    1,063  1,416,900  SH            OTHER            1       0       1,416,900  0

FOX & HOUND RESTAURANT GROUP COM       351321104    1,378    113,600  SH            OTHER            1       0          113,600 0

GILETTE CO                   COM       375766102   28,100    555,000  SH            OTHER            1       0          555,000 0

HALLMARK FINL SVCS INC EC    COM       40624Q104   87,776 67,520,362  SH            OTHER            1       0       67,520,362 0

HONEYWELL INTL INC           COM       438516106      733     20,000  SH            OTHER            1       0          20,000  0

LIBERTY MEDIA CORP NEW       COM
                             SER A     530718105    2,635    258,600  SH            OTHER            1       0         258,600  0

LIBERTY MEDIA INTL INC       COM
                             SER A     530719103      726     15,575  SH            OTHER            1       0          15,575  0

M & F WORLDWIDE CORP         COM       552541104    3,522    263,600  SH            OTHER            1       0         263,600  0

MANCHESTER TECHNOLOGIES INC  COM       562398107    2,212    351,604  SH            OTHER            1       0         351,604  0

MARSH & MCLENNAN COS INC     COM       571748102    2,391     86,300  SH            OTHER            1       0          86,300  0

MAY DEPT STORES CO           COM       577778103   26,988    672,000  SH            OTHER            1       0         672,000  0

NASHUA CORP                  COM       631226107    4,793    507,199  SH            OTHER            1       0         507,199  0

NEIMAN MARCUS GROUP INC      COM       640204202   20,818    214,800  SH            OTHER            1       0         214,800  0

NEXTEL COMMUNICAITON INC     COM       725848105   38,772  1,200,000  SH            OTHER            1       0       1,200,000  0

PRG-SCHULTZ INTERNATIONAL
 IN                          COM       69357C107       69     24,464  SH            OTHER            1       0          24,464  0

PIZZA INN INC NEW            COM       725848105    9,831  3,641,155  SH            OTHER            1       0       3,641,155  0

PLAYBOY ENTERPRISES INC      CL B      728117300    1,262     97,500  SH            OTHER            1       0          97,500  0

RAYTECH CORP DEL             COM       755103108      293    220,000  SH            OTHER            1       0         220,000  0

SCHOOL SPECIALTY INC         COM       807863105    2,395     51,500  SH            OTHER            1       0          51,500  0

S L INDS INC                 COM       784413106    3,936    217,349  SH            OTHER            1       0         217,349  0

SENSIENT TECHNOLOGIES CORP   COM       81725T100    7,234    351,000  SH            OTHER            1       0         351,000  0

STORAGE TECHNOLOGY CORP      COM
                             PAR
                             $0.10     862111200    7,258    200,000  SH            OTHER            1       0         200,000  0

TITAN CORP                   COM       888266103    1,092     48,000  SH            OTHER            1       0          48,000  0

UNIFIRST CORP MASS           COM       904708104    1,861     45,900  SH            OTHER            1       0          45,900  0

UNISOURCE ENERGY CORP        COM       909205106    3,075    100,000  SH            OTHER            1       0         100,000  0



UNUMPROVIDENT CORP           COM       91529Y106   45,272  2,471,200  SH            OTHER            1       0       2,471,200  0

VALUEVISION MEDIA INC        CL A      92047K107      191     15,900  SH            OTHER            1       0          15,900  0

VESTA INS GROUP INC          COM       925391104    7,932  3,050,700  SH            OTHER            1       0       3,050,700  0

WATER PIK TECHNOLOGIES INC   COM       94113U100      880     46,200  SH            OTHER            1       0          46,200  0

WHITEHALL JEWELLERS INC      COM       965063100   13,826  2,018,400  SH            OTHER            1       0       2,018,400  0


